Employee Benefit Plan, Investment	12 Months Ended
Dec. 31, 2025
EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
Investment [Text Block]
NOTE 4. INVESTMENTS

The Plan held investments in its own trust and in the Group Trust as of December 31, 2025 and 2024.

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets, other than the Plan’s investment in the Group Trust, at fair value as of December 31, 2025:

	Plan Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
AT&T common stock	197,683	—	—	197,683
Mutual funds	2,476	—	—	2,476
Total assets in fair value hierarchy	$200,159	$—	$—	$200,159

Common/collective trusts measured at net asset value:
U.S. index stock fund[1]				1,003,448
International index stock fund[2]				108,881
Asset allocation funds[3]				818,717
Total assets at fair value				$2,131,205

[1] This category includes common/collective trust funds with an objective of providing investment results that approximate the overall performance of the common stocks included in the Standard and Poor’s Composite Stock Price Index of 500 stocks (the “S&P 500®”), the Russell 1000 Index, the Dow Jones U.S. Completion Total Stock Market Index and the Dow Jones U.S. Total Stock Market Index. There are currently no redemption restrictions on these investments.
[2]     This category includes a common/collective trust fund with an objective of providing investment results that approximate the overall performance of the common stocks included in the All Country World Index ex U.S. Index. Except for a short-term trading fee applicable to certain participant transactions, there are currently no redemption restrictions on this investment.
[3]    This category includes common/collective trust funds also known as LifePath Portfolios which are well diversified portfolios that adjust the mix of the underlying investments over time to correspond with various retirement years. There are currently no redemption restrictions on these investments.
The following table sets forth by level, within the fair value hierarchy, the Plan’s assets, other than the Plan’s investment in the Group Trust, at fair value as of December 31, 2024:

	Plan Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
AT&T common stock	$192,612	$—	$—	$192,612
Mutual funds or exchange-traded funds	2,288	—	—	2,288
Total assets in fair value hierarchy	$194,900	$—	$—	$194,900

Common/collective trusts measured at net asset value:
U.S. index stock fund[1]				906,589
International index stock fund[2]				83,608
Asset allocation funds[3]				773,566
Total assets at fair value				$1,958,663

[1] This category includes common/collective trust funds with an objective of providing investment results that approximate the overall performance of the common stocks included in the Standard and Poor’s Composite Stock Price Index of 500 stocks (the “S&P 500®”), the Russell 1000 Index and the Dow Jones U.S. Completion Total Stock Market Index. There are currently no redemption restrictions on these investments.
[2]     This category includes a common/collective trust fund with an objective of providing investment results that approximate the overall performance of the common stocks included in the All Country World Index ex U.S. Index. Except for a short-term trading fee applicable to certain participant transactions, there are currently no redemption restrictions on this investment.
[3]    This category includes common/collective trust funds also known as LifePath Portfolios which are well diversified portfolios that adjust the mix of the underlying investments over time to correspond with various retirement years. There are currently no redemption restrictions on these investments.

AT&T Savings Group Investment Trust Investments

AT&T established the Group Trust to manage assets of pooled investment options among various AT&T sponsored employee benefit trusts. Each participating trust’s interest in the investment fund options (i.e., separate accounts) of the Group Trust is based on account balances of the participants and their elected investment fund options. The Group Trust assets are allocated among the participating plans by assigning to each trust those transactions (primarily contributions, distributions, and expenses) that can be specifically identified and by allocating investment income and administrative expenses to the individual plans on a daily basis based on each participant’s account balance within each investment fund option.

The Plan’s interest in each of the investment fund options within the Group Trust is disclosed below as of December 31, 2025.

	AT&T Total Return Bond Fund		AT&T U.S. Stock Fund		AT&T International Stock Fund		AT&T Stable Value Fund		Group Trust
	AT&T Master Trust	BellSouth Savings and Security Plan	AT&T Master Trust	BellSouth Savings and Security Plan	AT&T Master Trust	BellSouth Savings and Security Plan	AT&T Master Trust	BellSouth Savings and Security Plan	Total
Foreign cash	$2,428	$68	$3	$—	$431	$15	$—	$—	$2,945
Mortgage-backed securities	793,952	22,172	—	—	—	—	—	—	816,124
Corporate debt	850,881	23,762	—	—	—	—	—	—	874,643
Government securities	492,022	13,740	—	—	—	—	—	—	505,762
Common/collective trust funds	887,253	24,777	2,441,849	27,781	413,231	13,062	—	—	3,807,953
Equities	—	—	851,739	9,690	123,671	3,907	—	—	989,007
Futures	22	1	—	—	—	—	—	—	23
Registered investment companies	21,134	590	34,622	394	1,698	54	106,383	9,554	174,429
Group Trust investments at fair value	3,047,692	85,110	3,328,213	37,865	539,031	17,038	106,383	9,554	7,170,886
Unsettled trades/other	(427,678)	(11,943)	142	2	898	28	7,290	655	(430,606)
Fully benefit-responsive investments contracts valued at contract value	—	—	—	—	—	—	4,185,589	375,898	4,561,487
Group Trust net assets	$2,620,014	$73,167	$3,328,355	$37,867	$539,929	$17,066	$4,299,262	$386,107	$11,301,767

The Plan’s interest in each of the investment fund options within the Group Trust is disclosed below as of December 31, 2024.

	AT&T Total Return Bond Fund		AT&T U.S. Stock Fund		AT&T International Stock Fund		AT&T Stable Value Fund		Group Trust
	AT&T Master Trust	BellSouth Savings and Security Plan	AT&T Master Trust	BellSouth Savings and Security Plan	AT&T Master Trust	BellSouth Savings and Security Plan	AT&T Master Trust	BellSouth Savings and Security Plan	Total
Foreign cash	$7,333	$180	$3	$—	$509	$15	$—	$—	$8,040
Mortgage-backed securities	822,920	20,185	—	—	—	—	—	—	843,105
Corporate debt	916,579	22,482	—	—	903	25	—	—	939,989
Government securities	312,107	7,656	—	—	—	—	—	—	319,763
Common/collective trust funds	815,461	20,002	2,756,137	25,871	335,590	9,144	—	—	3,962,205
Equities	—	—	466,275	4,377	115,662	3,152	—	—	589,466
Futures	(2,473)	(61)	—	—	—	—	—	—	(2,534)
Registered investment companies	16,868	414	25,683	241	4,391	120	142,307	12,793	202,817
Group Trust investments at fair value	2,888,795	70,858	3,248,098	30,489	457,055	12,456	142,307	12,793	6,862,851
Unsettled trades/other	(418,727)	(10,271)	(132)	(1)	576	16	7,321	658	(420,560)
Fully benefit-responsive investments contracts valued at contract value	—	—	—	—	—	—	4,476,607	402,440	4,879,047
Group Trust net assets	$2,470,068	$60,587	$3,247,966	$30,488	$457,631	$12,472	$4,626,235	$415,891	$11,321,338
Net Appreciation in Fair Value of Group Trust Investments and
Total Investment Income for the Year Ended December 31, 2025

Group Trust
Net appreciation in fair value of Group Trust Investments	$762,134
Investment Income:
Interest	204,125
Dividends	21,926
Less: investment management expenses	(9,340)
Net investment income of Group Trust Investments	$978,845

The following tables sets forth by level, within the fair value hierarchy, the Group Trust’s assets at fair value as of December 31, 2025 and 2024:

	Group Trust Assets at Fair Value December 31, 2025
	Level 1	Level 2	Level 3	Total
Corporate debt	$—	$874,643	$—	$874,643
Mortgage-backed securities	—	816,124	—	816,124
Foreign cash	2,945	—	—	2,945
Equities	989,007	—	—	989,007
Futures	23	—	—	23
Registered investment companies	174,429	—	—	174,429
Government securities	—	505,762	—	505,762
Total assets in fair value hierarchy	$1,166,404	$2,196,529	$—	$3,362,933

Investments measured at net asset value
U.S. common/collective trusts[1]				3,219,358
International common/collective trusts[2]				191,020
103-12 investments[3]				235,273
Non-publicly traded registered investments companies[4]				162,302
Total assets at fair value				$7,170,886

[1]     The objective of the common/collective trust funds held in the AT&T U.S. Stock Fund is to deliver diversified exposure to the total U.S. equity market as represented by the Russell 3000 Index. The objective of the common/collective trust funds held in the AT&T Total Return Bond Fund is to deliver diversified exposure to the fixed income market as represented by the Bloomberg Barclays Aggregate Index. There are currently no redemption restrictions on these investments.
[2]     The objective of the common/collective trust funds held in the AT&T International Stock Fund is to provide diversified exposure to international markets as represented by the All Country World Index ex U.S., MSCI Emerging Markets Net Dividend Index, MSCI Australia Index and MSCI Canada Index. There are currently no redemption restrictions on these investments.
[3]     The objective of these equity commingled funds is to provide diversified exposure to international markets as represented by the All Country World Index ex U.S. that invest in both developed and emerging countries. These funds have redemption restrictions limited to daily and monthly settlement.
[4]     These are non-publicly traded registered investment companies, consisting of a short-term floating rate portfolio plus publicly-traded high-yield and asset-backed fixed income securities. The fair value of the investments in this group have been estimated using the net asset values reported by the fund manager. These funds are utilized on a discretionary basis as part of a broad fixed income mandate. These are open-ended funds, with no final termination dates. There are currently no redemption restrictions on this investment.

	Group Trust Assets at Fair Value December 31, 2024
	Level 1	Level 2	Level 3	Total
Corporate debt	$—	$939,989	$—	$939,989
Mortgage-backed securities	—	843,105	—	843,105
Foreign cash	8,040	—	—	8,040
Equities	589,466	—	—	589,466
Futures	(2,534)	—	—	(2,534)
Registered investment companies	202,817	—	—	202,817
Government securities	—	319,763	—	319,763
Total assets in fair value hierarchy	$797,789	$2,102,857	$—	$2,900,646

Investments measured at net asset value
U.S. common/collective trusts[1]				3,542,987
International common/collective trusts[2]				137,693
103-12 investments[3]				207,042
Non-publicly traded registered investments companies[4]				74,483
Total assets at fair value				$6,862,851

[1]     The objective of the common/collective trust funds held in the AT&T U.S. Stock Fund is to deliver diversified exposure to the large-capitalization U.S. equity market as represented by the Russell 3000 Index. The objective of the common/collective trust funds held in the AT&T Total Return Bond Fund is to deliver diversified exposure to the fixed income market as represented by the Bloomberg Barclays Aggregate Index. There are currently no redemption restrictions on these investments.
[2]     The objective of the common/collective trust funds held in the AT&T International Stock Fund is to provide diversified exposure to international markets as represented by the All Country World Index ex U.S., MSCI Emerging Markets Net Dividend Index, MSCI Australia Index and MSCI Canada Index. There are currently no redemption restrictions on these investments.
[3]     The objective of these equity commingled funds is to provide diversified exposure to international markets as represented by the All Country World Index ex U.S. that invest in both developed and emerging countries. These funds have redemption restrictions limited to daily and monthly settlement.
[4]     These are non-publicly traded registered investment companies, consisting of a short-term floating rate portfolio plus publicly-traded high-yield and asset-backed fixed income securities. The fair value of the investments in this group have been estimated using the net asset values reported by the fund manager. These funds are utilized on a discretionary basis as part of a broad fixed income mandate. These are open-ended funds, with no final termination dates. There are currently no redemption restrictions on this investment.

Derivative Financial Instruments

In the normal course of operations, Group Trust assets and liabilities held in the AT&T Stable Value Fund (Stable Value Fund) may include derivative financial instruments (futures and foreign currency forward contracts). These instruments involve, in varying degrees, elements of credit and market volatility risks in excess of more traditional investment holdings such as equity and debt instruments. The intent is to use derivative financial instruments as an economic hedge to manage market volatility and foreign currency exchange rate risk associated with the Stable Value Fund’s investment assets. The gains (losses) are located on the Statement of Changes in Net Assets Available for Benefits as Net Income from Investment in AT&T Savings Group Investment Trust to the extent of the Plan’s ownership in the Group Trust. The Group Trust’s fiduciaries do not anticipate any material adverse effect on the Group Trust’s financial position resulting from its involvement in these instruments.

At December 31, 2025 and 2024, the fair value of derivative financial instruments held by the Group Trust was not material.

Futures Contracts

The primary risk managed by the Group Trust using futures contracts is the price risk associated with investments. On behalf of the Group Trust, investment managers enter into various futures contracts to economically hedge investments. These contracts, which are considered derivatives under Accounting Standards Codification Topic 815, Derivatives and Hedging are agreements between two parties to buy or sell a security or financial interest at a set price on a future date and are standardized and exchange-traded. Upon entering into such a contract on behalf of the Group Trust, the investment manager is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Pursuant to the contract, the investment manager agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded on a daily basis by the trustee as a realized gain or loss equal to the difference in the value of the contract between daily closing prices. Upon entering into such contracts, the Group Trust bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Group Trust may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Group Trust since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The investments in the Group Trust are subject to equity price risk and interest rate risk, in the normal course of pursuing its investment objectives. The U.S. interest rate futures held in the portfolio as of December 31, 2025 and 2024 were used primarily to hedge and manage the duration risk of the portfolio.

Foreign Currency Contracts

The primary risks managed by the Group Trust using foreign currency forward contracts is the foreign currency exchange rate risk associated with the Group Trust’s investments denominated in foreign currencies. On behalf of the Group Trust, investment managers enter into forward foreign currency contracts, which are agreements to exchange foreign currencies at a specified future date at a specified rate, the terms of which are not standardized on an exchange. These contracts are intended to minimize the effect of currency fluctuations on the performance of investments denominated in foreign currencies. Although in some cases, forward foreign currency contracts are used to express a view on the direction of a particular currency, risk arises both from the possible inability of the counterparties to meet the terms of the contracts (credit risk) and from movement in foreign currency exchange rates (market risk). Foreign currency forward contracts are entered into with major banks to minimize credit risk, and accordingly, no credit reserve has been established against these amounts. The contracts are recorded at fair value on the date the contract is entered into, which is typically zero.

Fully Benefit-Responsive Investment Contracts

The Stable Value Fund consists of fully benefit-responsive investment contracts with various financial institutions and insurance companies which can be accounted for by the Plan at contract value. Generally contract value represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses. The investments held by the Stable Value Fund as of December 31, 2025 and 2024 include Synthetic GICs which are fully benefit-responsive investment contracts. Synthetic GICs are constructed by combining a stable value insurance wrapper contract and a fixed income portfolio. The assets supporting the Synthetic GICs are owned by the Group Trust and generally consist of high quality fixed income securities. Traditional Guaranteed Investment Contracts (“Traditional GICs” also known as “General Account GICs”) are issued by insurance companies and typically pay a guaranteed fixed or floating rate of interest over the life of the contract with a repayment of principal at maturity. A Synthetic GIC is similar to a Traditional GIC but has unbundled the insurance and investment components of the Traditional GIC.

Wrapper contracts are typically issued by a bank or insurance company, and seek to provide preservation of principal by permitting daily liquidity at contract value for participant directed transactions, in accordance with the provisions of the Plan. Wrapper contracts amortize the realized and unrealized gains and losses on the underlying fixed income investments through adjustments to the future interest crediting rate of the contract. Wrapper contracts typically contain contractual provisions that prevent the interest crediting rate from falling below zero.

In certain circumstances, the amount withdrawn from the wrapper contract could be payable at fair value rather than at contract value. These events include termination of the Plan, a material adverse change to the provisions of the Plan, if AT&T elects to withdraw from a wrapper contract in order to switch to a different investment provider or, in the event of a spin-off or sale of a division, if the terms of the successor plan do not meet the contract issuers’ underwriting criteria for issuance of a clone wrapper contract. Events that would permit a wrapper contract issuer to terminate a wrapper contract upon short notice include the Plan’s loss of qualified status, un-cured material breaches of responsibilities or material and adverse changes to the provisions of the Plan. The Company does not believe any of the events are probable of occurring in the foreseeable future.

Interest Bearing Cash

At December 31, 2025 and 2024, the Plan held approximately $298 and $552, respectively, of unallocated interest bearing cash related to contributions, uncashed checks and fees pending allocation to participant accounts or clearance through the plan funds.

Investment Risk

Investments held by the Group Trust and the Plan are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investments could occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits. Participants’ accounts that are invested in the Company stock fund option are exposed to market risk in the event of a significant decline in the value of AT&T stock.
Additionally, the Group Trust invests in securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, delinquencies or defaults, or both, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.